INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2022	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) — 91.8%
AEROSPACE AND DEFENSE — 3.1%
563,986	TransDigm, Inc., Tranche E Refinancing Term Loan, 1st Lien, LIBOR USD 1 Month + 2.250%, 05/30/25	554,822
486,718	TransDigm, Inc., Tranche F Refinancing Term Loan, 1st Lien, LIBOR USD 1 Month + 2.250%, 12/09/25	479,188
243,110	TransDigm, Inc., Tranche G Refinancing Term Loan, 1st Lien, LIBOR USD 1 Month + 2.250%, 08/22/24	240,102

		1,274,112

BEVERAGE, FOOD AND TOBACCO — 1.2%
498,731	Froneri International Ltd., Facility B2, 1st Lien, LIBOR USD 1 Month + 2.250%, 01/29/27 (b)	490,716

BROADCASTING — 0.3%
297,716	Diamond Sports Group, LLC, Term Loan, 1st Lien, LIBOR USD 1 Month + 3.250%, 08/24/26	104,449

BROADCASTING AND ENTERTAINMENT — 1.2%
500,000	Telenet Financing USD, LLC, Term Loan AR Facility, 1st Lien, LIBOR USD 1 Month + 2.000%, 04/30/28	489,642

BUILDING AND DEVELOPMENT — 2.2%
598,485	Brookfield WEC Holdings, Inc., Initial Term Loan (2021), 1st Lien, LIBOR USD 1 Month + 2.750%, 08/01/25	588,855
299,264	CP Atlas Buyer, Inc., Term B Loan, LIBOR USD 1 Month + 3.750%, 11/23/27	291,409

		880,264

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
BUILDING MATERIALS — 2.3%
548,593	American Builders & Contractors Supply Co., Inc., Restatement Effective Date Term Loan, 1st Lien, LIBOR USD 1 Month + 2.000%, 01/15/27 (b)	542,595
405,535	Quikrete Holdings, Inc., Term Loan B, 1st Lien, LIBOR USD 1 Month + 2.500%, 02/01/27 (b)	396,623

		939,218

BUSINESS EQUIPMENT AND SERVICES — 3.2%
198,990	Asplundh Tree Expert, Term Loan, 1st Lien, LIBOR USD 3 Month + 1.750%, 09/07/27	197,235
299,248	Cengage Learning, Inc. Term B Loan, 1st Lien, LIBOR USD 3 Month + 4.750%, 07/14/26	297,229
299,248	CHG Healthcare Services, Inc., Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 3.500%, 09/29/28	297,004
498,750	TK Elevator Midco GmbH, Facility B1 (USD), LIBOR USD 6 Month + 3.500%, 07/30/27 (b)	495,012

		1,286,480

CABLE AND SATELLITE TELEVISION — 2.7%
620,750	DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien, LIBOR USD 3 Month + 5.000%, 08/02/27	620,871
500,000	Ziggo Financing Partnership, Term Loan I Facility, 1st Lien, LIBOR USD 3 Month + 2.500%, 04/30/28	493,437

		1,114,308

CARGO TRANSPORT — 1.6%
249,375	First Student Bidco Inc., Initial Term B Loan, 1st Lien, LIBOR USD 3 Month + 3.000%, 07/21/28	247,678

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2022	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
CARGO TRANSPORT (continued)
397,970	Genesee & Wyoming, Inc., Term Loan, 1st Lien, LIBOR USD 3 Month + 2.000%, 12/30/26	394,177

		641,855

CHEMICALS — 0.6%
249,349	Ineos U.S. Finance, LLC, Cov-Lite, Term Loan B, 1st Lien, LIBOR USD 1 Month + 2.000%, 04/01/24 (b)	245,374

CHEMICALS AND PLASTICS — 0.7%
297,271	SCIH Salt Holdings, Inc., Incremental Term B-1 Loan, 1st Lien, LIBOR USD 3 Month + 4.000%, 03/16/27	292,971

COMPUTERS AND ELECTRONICS — 1.9%
295,361	MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 3.500%, 09/13/24	292,243
498,721	UKG, Inc., Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 3.750%, 05/04/26	497,475

		789,718

CONGLOMERATES — 0.6%
248,750	MPH Acquisition Holdings, LLC, Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 4.250%, 09/01/28	242,268

CONSTRUCTION — 1.3%
548,560	Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp.), Initial Term Loan, LIBOR USD 3 Month + 4.250%, 06/21/24	525,362

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
CONSUMER PRODUCTS — 0.3%
239,151	Revlon Consumer Products Corp., 2016 Term Loan, 1st Lien, LIBOR USD 3 Month + 3.500%, 09/07/23	124,209

CONTAINERS AND GLASS PRODUCTS — 1.4%
299,250	Pretium PKG Holdings, Inc., Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 4.000%, 10/02/28	291,341
299,246	Tricorbraun Holdings, Inc., Closing Date Initial Term Loan, 1st Lien, LIBOR USD 1 Month + 3.250%, 03/03/28 (b)	292,595

		583,936

DIVERSIFIED MEDIA — 1.2%
296,206	Crown Finance U.S., Inc., Second Amendment Dollar Tranche Term Loan, LIBOR USD 3 Month + 2.750%, 09/30/26	225,025
247,983	William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien, LIBOR USD 1 Month + 2.750%, 05/18/25	244,212

		469,237

DIVERSIFIED/CONGLOMERATE SERVICE — 1.4%
569,987	Trans Union, LLC, 2019 Replacement Term B-5 Loan, 1st Lien, LIBOR USD 1 Month + 1.750%, 11/16/26	562,649

ELECTRONICS — 3.0%
498,553	Boxer Parent Co., Inc., 2021 Replacement Dollar Term Loan, LIBOR USD 3 Month + 3.750%, 10/02/25 (b)	496,270
400,000	Mitchell International, Inc., Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 3.750%, 10/15/28	394,160

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2022	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
ELECTRONICS (continued)
349,125	Proofpoint, Inc., Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 3.250%, 08/31/28	345,803

		1,236,233

ELECTRONICS/ELECTRICAL — 6.4%
197,000	Epicor Software Corp. (fka Eagle Parent Inc.), Term C Loan, 1st Lien, LIBOR USD 1 Month + 3.250%, 07/30/27	195,689
241,493	Go Daddy Operating Co., LLC (GD Finance Co., Inc.), Tranche B-2 Term Loan, 1st Lien, LIBOR USD 1 Month + 1.750%, 02/15/24	240,235
497,500	Polaris Newco, LLC, Dollar Term Loan, 1st Lien, LIBOR USD 3 Month + 4.000%, 06/02/28 (b)	494,577
698,246	RealPage, Inc., Initial Term Loan, 1st Lien, LIBOR USD 1 Month + 3.250%, 04/24/28	691,263
798,000	UKG, Inc., 2021-2 Incremental Term Loan, 1st Lien, LIBOR USD 3 Month + 3.250%, 05/04/26	792,650
198,492	Zelis Cost Management Buyer, Inc., Term B-1 Loan, 1st Lien, LIBOR USD 1 Month + 3.500%, 09/30/26	196,835

		2,611,249

FINANCIAL INTERMEDIARIES — 2.3%
398,927	Brown Group Holdings LLC, Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 2.750%, 06/07/28	394,355
248,125	Edelman Financial Engines Center, LLC, The, Initial Term Loan (2021), 1st Lien, LIBOR USD 1 Month + 3.500%, 04/07/28	245,696

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
FINANCIAL INTERMEDIARIES (continued)
299,223	Focus Financial Partners, LLC, Tranche B-3 Term Loan, 1st Lien, LIBOR USD 1 Month + 2.000%, 07/03/24	295,608

		935,659

FOOD SERVICE — 1.8%
498,701	IRB Holding Corp., 2020 Replacement Term B Loan, 1st Lien, LIBOR USD 3 Month + 2.750%, 02/05/25	495,507
249,375	Whatabrands, LLC, Initial Term B Loan, 1st Lien, LIBOR USD 1 Month + 3.250%, 08/03/28 (b)	246,701

		742,208

FOOD/DRUG RETAILERS — 0.7%
299,233	U.S. Food, Inc. (aka U.S. Food Service, Inc.) Incremental B-2019 Term Loan, 1st Lien, LIBOR USD 3 Month + 2.000%, 09/13/26 (b)	293,894

GAMING/LEISURE — 3.6%
441,211	Crown Finance U.S., Inc., Initial Dollar Tranche Term Loan, LIBOR USD 3 Month + 2.500%, 02/28/25	341,681
349,404	NASCAR Holdings, LLC, Initial Term Loan, LIBOR USD 1 Month + 2.500%, 10/19/26	347,024
299,228	Station Casinos, LLC, Term B-1 Facility Loan, 1st Lien, LIBOR USD 1 Month + 2.250%, 02/08/27 (b)	295,695
501,327	UFC Holdings, LLC, Term B-3 Loan, 1st Lien, LIBOR USD 3 Month + 3.000%, 04/29/26	497,076

		1,481,476

HEALTHCARE — 8.2%
497,455	DaVita, Inc., Tranche B-1 Term Loan, 1st Lien, LIBOR USD 1 Month + 1.750%, 08/12/26 (b)	494,279

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2022	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
HEALTHCARE (continued)
1,154,606	Envision Healthcare Corp., Initial Term Loan, 1st Lien, LIBOR USD 1 Month + 3.750%, 10/10/25	771,664
672,875	Grifols Worldwide Operations Ltd., Dollar Tranche B Term Loan, 1st Lien, LIBOR USD 1 Month + 2.000%, 11/15/27	662,530
119,315	Icon Public Ltd. Co., U.S. Dollar Term Loan, LIBOR USD 3 Month + 2.250%, 07/03/28	118,905
397,000	Jazz Pharmaceuticals Public Ltd. Co., Initial Dollar Term Loan, 1st Lien, LIBOR USD 1 Month + 3.500%, 05/05/28	396,033
299,244	Petco Health and Wellness Co., Inc., Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 3.250%, 03/03/28 (b)	296,867
600,000	Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 1st Lien, LIBOR USD 1 Month + 3.750%, 11/16/25 (b)	597,405

		3,337,683

HEALTHCARE, EDUCATION AND CHILDCARE — 2.9%
199,577	Castle U.S Holding Corp., Initial U.S. Dollar Term Loan, LIBOR USD 1 Month + 3.750%, 01/29/27	193,403
478,889	Icon Public Ltd. Co., Lux Term Loan, 1st Lien, LIBOR USD 3 Month + 2.250%, 07/03/28	477,244
198,995	Phoenix Guarantor, Inc., Tranche B-3 Term Loan, 1st Lien, LIBOR USD 1 Month + 3.500%, 03/05/26	197,182
298,500	U.S. Anesthesia Partners, Inc., Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 4.250%, 10/01/28 (b)	296,952

		1,164,781

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
HOME FURNISHINGS — 1.9%
299,250	Diamond (BC) B.V., Amendment No. 3 Refinancing Term Loan, LIBOR USD 1 Month + 2.750%, 09/29/28	293,938
199,495	Pactiv Evergreen, Inc., Tranche B-2 U.S. Term Loan, LIBOR USD 1 Month + 3.250%, 02/05/26	194,841
276,427	Reynolds Consumer Products, LLC, Initial Term Loan, 1st Lien, LIBOR USD 1 Month + 1.750%, 02/04/27	272,478

		761,257

HOTELS, MOTELS, INNS AND GAMING — 0.7%
299,250	Bally’s Corp., Term B Facility Loan, 1st Lien, LIBOR USD 3 Month + 3.250%, 10/02/28	298,011

INDUSTRIAL EQUIPMENT — 2.2%
280,024	Pro Mach Group, Inc., Closing Date Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 4.000%, 08/31/28	279,149
19,274	Pro Mach Group, Inc., Delayed Draw Term Loan, 1st Lien, LIBOR USD 3 Month + 4.000%, 08/31/28	19,214
598,493	Triton Water Holdings, Inc., Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 3.500%, 03/31/28 (b)	584,919

		883,282

INSURANCE — 5.1%
247,495	AmWINS Group, Inc, Term Loan, 1st Lien, LIBOR USD 1 Month + 2.250%, 02/19/28	243,782
598,485	Hub International Ltd., B-3 Incremental Term Loan, 1st Lien, LIBOR USD 3 Month + 2.750%, 04/25/25 (b)	595,492
832,324	Hub International Ltd., Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 2.750%, 04/25/25	824,001

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2022	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
INSURANCE (continued)
396,923	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 3.250%, 12/31/25	393,522

		2,056,797

LEISURE GOODS/ACTIVITIES/MOVIES — 1.6%
720,741	AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, LIBOR USD 3 Month + 3.000%, 04/22/26	645,092

LODGING AND CASINOS — 2.2%
247,500	Playtika Holding Corp., Term B-1 Loan, 1st Lien, LIBOR USD 1 Month + 2.750%, 03/13/28	244,294
670,603	Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien, LIBOR USD 3 Month + 2.750%, 08/14/24 (b)	668,899

		913,193

MEDIA/TELECOMMUNICATIONS — 5.0%
398,958	Charter Communications Operating, LLC, Term B-1 Loan, 1st Lien, LIBOR USD 1 Month + 1.750%, 04/30/25 (b)	397,899
448,864	CMG Media Corp., 2021 Term B Loan, 1st Lien, LIBOR USD 3 Month + 3.500%, 12/17/26	442,620
299,206	Cogeco Communications Finance (USA) LP, Term B Loan, LIBOR USD 1 Month + 2.000%, 01/03/25	296,878
500,000	Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien, LIBOR USD 1 Month + 2.750%, 09/18/26	498,705

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
MEDIA/TELECOMMUNICATIONS (continued)
398,964	SBA Senior Finance II, LLC, Initial Term Loan, 1st Lien, LIBOR USD 1 Month + 1.750%, 04/11/25 (b)	394,781

		2,030,883

OIL AND GAS — 4.1%
648,359	Buckeye Partners LP, 2021 Tranche B-1 Term Loan, LIBOR USD 1 Month + 2.250%, 11/01/26 (b)	644,511
397,000	CQP Holdco LP, Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 3.750%, 06/05/28	395,605
650,000	Messer Industries GmbH, Initial Term B-1 Loan, 1st Lien, LIBOR USD 3 Month + 2.500%, 03/02/26 (b)	642,596

		1,682,712

PRINTING AND PUBLISHING — 1.0%
398,977	Clear Channel Outdoor Holdings, Inc., Term B Loan, LIBOR USD 3 Month + 3.500%, 08/21/26 (b)	392,869

RETAILERS (EXCEPT FOOD AND DRUG) — 5.0%
597,000	Allied Universal Holdco, LLC (fka USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien, LIBOR USD 3 Month + 3.750%, 05/12/28	588,630
548,489	Harbor Freight Tools USA, Inc., Initial Loan (2021), 1st Lien, LIBOR USD 1 Month + 2.750%, 10/19/27	538,035
298,496	Michaels Companies, Inc. The, Term B Loan, 1st Lien, LIBOR USD 3 Month + 4.250%, 04/15/28	280,752
396,992	Prime Security Services Borrower, LLC, 2021 Refinancing Term B-1 Loan, 1st Lien, LIBOR USD 3 Month + 2.750%, 09/23/26	394,678

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2022	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
RETAILERS (EXCEPT FOOD AND DRUG) (continued)
248,087	Staples, Inc., 2019 Refinancing New Term B-1 Loan, LIBOR USD 3 Month + 5.000%, 04/16/26	235,010

		2,037,105

SERVICE — 1.5%
600,000	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Term Loan, LIBOR USD 3 Month + 2.500%, 03/01/24 (b)	597,525

TELECOMMUNICATIONS — 3.6%
598,500	Radiate Holdco, LLC, Amendment No. 6 Term Loan, 1st Lien, LIBOR USD 1 Month + 3.250%, 09/25/26 (b)	594,275
889,112	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien, LIBOR USD 1 Month + 3.000%, 03/09/27	866,515

		1,460,790

UTILITIES — 1.8%
198,992	Calpine Corp., 2020 Term Loan, 1st Lien, LIBOR USD 3 Month + 2.500%, 12/16/27	197,713
249,361	Calpine Corp., Term Loan B-10, LIBOR USD 1 Month + 2.250%, 08/12/26 (b)	246,286
283,983	Lightstone Holdco, LLC, Refinancing Term B Loan, 1st Lien, LIBOR USD 3 Month + 3.750%, 01/30/24 (b)	258,424
16,017	Lightstone Holdco, LLC, Refinancing Term C Loan, 1st Lien, LIBOR USD 3 Month + 3.750%, 01/30/24 (b)	14,576

		716,999

	Total US Senior Loans (Cost $37,962,116)	37,336,466

Principal Amount ($)		Value ($)
Foreign Domiciled Senior Loans (a) — 2.7%
NETHERLANDS — 1.0%
USD
398,000	Flutter Entertainment plc, USD Term Loan, 1st Lien, LIBOR USD 3 Month + 2.250%, 07/21/26	395,264

UNITED KINGDOM — 1.7%
USD
727,177	Misys Limited, Dollar Term Loan, 1st Lien, LIBOR USD 3 Month + 3.500%, 06/13/24	719,080

		719,080

	Total Foreign Domiciled Senior Loans (Cost $1,118,163)	1,114,344

Cash Equivalent (c) — 24.0%
9,784,363	Dreyfus Treasury Obligation Cash Management, Institutional Shares, 0.150%	9,784,363

	Total Cash Equivalents (Cost $9,784,363)	9,784,363

Total Investments — 118.5%		48,235,173

(Cost $48,864,642)
Other Assets & Liabilities, Net - (18.5)%		(7,543,730)

Net Assets - 100.0%		40,691,443

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2022	Highland/iBoxx Senior Loan ETF

(a)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland/iBoxx Senior Loan ETF (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise denoted as a fixed rate loan, all senior loans carry a variable interest rate.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. As of March 31, 2022, the LIBOR USD 1 Month, LIBOR USD 3 Month and LIBOR USD 6 Month rates were 0.452%, 0.962% and 1.470%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy and the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	The rate shown is the 7-day effective yield as of March 31, 2022.

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

USD — U.S. Dollar

Foreign Domiciled Senior Loans Industry Concentration Table: (% of Net Assets)
Electronics/Electrical	1.7%
Gaming/Leisure	1.0%

2.7%

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2022	Highland/iBoxx Senior Loan ETF

Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is currently comprised of three funds, each of which is non-diversified. The financial statements herein are those of the Highland/iBoxx Senior Loan ETF (the “Fund”). The Fund is a non-diversified exchange-traded fund (“ETF”). The financial statements of the remaining funds of the Trust are presented separately.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange, National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) or other nationally recognized exchange use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined to have the capability to provide appropriate pricing services and have been approved by the Board.

Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact on the Fund.

The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of the end of the reporting period because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of March 31, 2022	Highland/iBoxx Senior Loan ETF

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2022, the Fund’s investments consisted of senior loans and cash equivalent. The fair value of the Fund’s loans is generally based on quotes received from brokers or independent pricing services. Loans with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2022	Highland/iBoxx Senior Loan ETF

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value of the security at the end of the period. A summary of the levels of inputs used to value the Fund’s assets as of March 31, 2022 is as follows:

	Total Market Fair Value at 03/31/22	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland/iBoxx Senior Loan ETF
Assets
US Senior Loans*	$37,336,466	$—	$37,336,466	$—
Foreign Domiciled Senior Loans*	1,114,344	—	1,114,344	—
Cash Equivalent*	9,784,363	9,784,363	—	—

Total	$48,235,173	$9,784,363	$38,450,810	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

For more information with regard to significant accounting policies, see the most recent annual or semi-annual report filed with the U.S. Securities and Exchange Commission.

HFI-QH-001-1800